Leases - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Leased Assets [Line Items]
Accumulated amortization related to finance lease assets		$ 3,100
Rent expense			$ 4,300
Sublease revenue			300
Lease abandonment expenses	$ 75	$ 75	$ 915
Minimum | Real Estate
Operating Leased Assets [Line Items]
Lease term		1 year
Lease renewal term		1 year
Minimum | Equipment
Operating Leased Assets [Line Items]
Lease term		1 year
Maximum | Real Estate
Operating Leased Assets [Line Items]
Lease term		7 years
Lease renewal term		6 years
Maximum | Equipment
Operating Leased Assets [Line Items]
Lease term		3 years